DESCRIPTION OF THE PLAN (Details) - 401(k) PROFIT SHARING PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Minimum service period for Plan eligibility	90 days
Maximum participants contribution as percentage of eligible compensation	100.00%
Employer matching contribution (as a percent)	60.00%
Percentage of participant eligible compensation	5.00%
Vesting percentage for each year of credited service	20.00%
Vesting percentage	100.00%
Vesting period	5 years
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Minimum participant hardship withdrawal amount	$ 500
Forfeited non-vested accounts	65,142	$ 74,094
Amount of forfeited nonvested accounts used to fund employer matching contributions	281,278
Amount of forfeited nonvested accounts used to fund administrative expenses	$ 126,684
Minimum
DESCRIPTION OF THE PLAN
Loan interest rate	4.25%
Maximum
DESCRIPTION OF THE PLAN
Loan interest rate	9.50%